Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Consolidated Statements of Comprehensive Income/(Loss)
Net income	$ 116,013	$ 68,050
Other Comprehensive income:
Reclassification of realized losses associated with capitalized interest to the Unaudited Interim Condensed Consolidated Statement of Operations, net	516	517
Actuarial gains	42	491
Total Other Comprehensive income	558	1,008
Total Comprehensive income	$ 116,571	$ 69,058